Note 13 - Retirement and Pension Plans - Summary of Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 16
2019	17
2020	40
2021	21
2022 and thereafter	$ 473